UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor High Income Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	25	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	34	Notes to the financial statements.
Board Approval of	42
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov.
A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,048.70	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Class T
Actual	$ 1,000.00	$ 1,047.10	$ 5.58
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Class B
Actual	$ 1,000.00	$ 1,043.80	$ 8.87
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,043.30	$ 9.37
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 1,048.30	$ 4.32
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Motors Acceptance Corp.	2.6	0.1
Ford Motor Credit Co.	1.9	0.6
EchoStar DBS Corp.	1.8	1.7
MGM MIRAGE	1.8	1.6
Georgia Pacific Corp.	1.6	1.2
	9.7
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Technology	9.8	8.7
Energy	8.6	10.1
Gaming	7.9	7.5
Electric Utilities	6.7	6.9
Telecommunications	6.6	9.1

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 87.8%
		Principal	Value (Note 1)
		Amount
Aerospace – 2.2%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 670,000	$ 664,975
Bombardier, Inc. 7.45% 5/1/34 (c)		200,000	180,500
DRS Technologies, Inc.:
6.625% 2/1/16		1,020,000	1,009,800
7.625% 2/1/18		480,000	492,600
L-3 Communications Corp.:
5.875% 1/15/15		2,280,000	2,137,500
6.375% 10/15/15		1,650,000	1,596,375
7.625% 6/15/12		1,975,000	2,039,188
Orbital Sciences Corp. 9% 7/15/11		2,230,000	2,380,525
Primus International, Inc. 11.5% 4/15/09 (c)		1,390,000	1,473,400
			11,974,863
Air Transportation – 1.1%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		3,100,000	3,014,750
6.977% 11/23/22		316,968	301,120
7.324% 4/15/11		960,000	931,200
7.377% 5/23/19		144,031	132,509
7.8% 4/1/08		210,000	207,900
8.608% 10/1/12		200,000	204,000
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21		1,570,967	1,625,951
			6,417,430
Automotive 5.9%
American Axle & Manufacturing, Inc. 5.25% 2/11/14		435,000	363,225
Ford Motor Co. 7.45% 7/16/31		1,735,000	1,266,550
Ford Motor Credit Co.:
6.625% 6/16/08		2,595,000	2,438,117
7% 10/1/13		2,890,000	2,535,975
7.25% 10/25/11		2,020,000	1,812,869
7.68% 11/2/07 (d)		2,150,000	2,110,154
9.4725% 4/15/12 (d)		1,510,000	1,511,888
General Motors Acceptance Corp.:
5.125% 5/9/08		2,170,000	2,048,695
5.625% 5/15/09		2,060,000	1,929,623
5.9683% 1/16/07 (d)		710,000	697,684
6.125% 9/15/06		585,000	580,394
6.125% 2/1/07		815,000	801,823
6.75% 12/1/14		1,980,000	1,801,800
6.875% 9/15/11		1,235,000	1,154,725
8% 11/1/31		6,180,000	5,840,100
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Automotive continued
General Motors Corp.:
6.375% 5/1/08	$ 885,000	$ 754,463
8.375% 7/15/33	1,475,000	1,098,875
Goodyear Tire & Rubber Co. 9% 7/1/15	2,000,000	2,065,000
Lear Corp. 8.11% 5/15/09	525,000	514,500
Tenneco, Inc. 8.625% 11/15/14	405,000	409,050
Visteon Corp.:
7% 3/10/14	920,000	740,600
8.25% 8/1/10	510,000	448,800
		32,924,910
Banks and Thrifts – 0.6%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,413,797
Building Materials – 1.1%
Anixter International, Inc. 5.95% 3/1/15	1,480,000	1,372,700
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (d)	980,000	999,600
7.875% 12/15/12	665,000	665,000
Interface, Inc. 9.5% 2/1/14	220,000	225,500
Maax Holdings, Inc. 0% 12/15/12 (b)	2,795,000	1,285,700
Nortek, Inc. 8.5% 9/1/14	885,000	910,444
NTK Holdings, Inc. 0% 3/1/14 (b)	590,000	448,400
		5,907,344
Cable TV 3.7%
Cablevision Systems Corp.:
8% 4/15/12	1,440,000	1,443,600
9.62% 4/1/09 (d)	2,325,000	2,464,500
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	305,000	307,288
CSC Holdings, Inc.:
7.25% 4/15/12 (c)(d)	860,000	857,850
7.875% 2/15/18	950,000	959,500
EchoStar DBS Corp.:
5.75% 10/1/08	8,760,000	8,628,572
7.125% 2/1/16 (c)	1,690,000	1,651,975
GCI, Inc. 7.25% 2/15/14	1,040,000	1,024,400
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,105,000	1,163,013
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	940,000	1,012,850
NTL Cable PLC 8.75% 4/15/14	945,000	968,625
		20,482,173

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Capital Goods 2.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	$ 1,785,000	$ 1,918,875
Case New Holland, Inc. 7.125% 3/1/14 (c)	1,310,000	1,290,350
Invensys PLC 9.875% 3/15/11 (c)	4,870,000	5,137,850
Leucadia National Corp. 7% 8/15/13	2,440,000	2,440,000
Park-Ohio Industries, Inc. 8.375% 11/15/14	1,190,000	1,121,575
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	1,016,263
		12,924,913
Chemicals – 3.9%
Chemtura Corp. 6.875% 6/1/16	1,020,000	1,017,450
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,015,000	818,344
Series B, 0% 10/1/14 (b)	620,000	485,150
Equistar Chemicals LP 7.55% 2/15/26	1,380,000	1,276,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,490,000	1,555,188
10.125% 9/1/08	525,000	563,063
Hexion US Finance Corp. / Hexion Nova Scotia Finance
ULC 9.8183% 7/15/10 (d)	1,315,000	1,341,300
Huntsman LLC 12.3183% 7/15/11 (d)	1,450,000	1,524,385
Millennium America, Inc.:
7.625% 11/15/26	350,000	301,875
9.25% 6/15/08	3,740,000	3,889,600
Nalco Co. 7.75% 11/15/11	1,115,000	1,123,363
Nell AF Sarl 8.375% 8/15/15 (c)	2,810,000	2,781,900
NOVA Chemicals Corp.:
6.5% 1/15/12	100,000	92,750
7.4% 4/1/09	1,885,000	1,885,000
7.5613% 11/15/13 (d)	1,090,000	1,092,725
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (c)	1,655,000	1,741,888
		21,490,481
Consumer Products – 0.5%
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	527,000
Jostens IH Corp. 7.625% 10/1/12	550,000	545,875
NPI Merger Corp.:
9.23% 10/15/13 (c)(d)	170,000	173,825
10.75% 4/15/14 (c)	460,000	474,375
Samsonite Corp. 8.875% 6/1/11	775,000	821,500
		2,542,575
Containers – 2.4%
Ball Corp. 6.625% 3/15/18	2,000,000	1,940,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Containers – continued
Berry Plastics Corp. 10.75% 7/15/12	$ 1,050,000	$ 1,144,500
BWAY Corp. 10% 10/15/10	2,610,000	2,760,075
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (c)	930,000	950,925
7.75% 11/15/15 (c)	1,025,000	1,050,625
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	755,000	766,325
9.875% 10/15/14	345,000	351,900
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,675,000	1,716,875
Owens-Illinois, Inc.:
7.35% 5/15/08	945,000	949,725
7.5% 5/15/10	1,970,000	1,970,000
		13,600,950
Diversified Financial Services – 1.0%
E*TRADE Financial Corp.:
7.375% 9/15/13	305,000	311,100
7.875% 12/1/15	1,540,000	1,617,000
8% 6/15/11	1,370,000	1,414,525
Residential Capital Corp. 6.8983% 4/17/09 (c)(d)	2,090,000	2,087,388
		5,430,013
Diversified Media – 0.9%
Affinion Group, Inc. 11.5% 10/15/15 (c)	1,025,000	1,050,625
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,240,000	942,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,096,500
Quebecor Media, Inc. 7.75% 3/15/16 (c)	2,040,000	2,083,350
		5,172,875
Electric Utilities – 5.6%
AES Corp.:
8.875% 2/15/11	2,369,000	2,552,598
9.375% 9/15/10	1,985,000	2,163,650
9.5% 6/1/09	1,975,000	2,125,594
AES Gener SA 7.5% 3/25/14	3,195,000	3,282,863
Aquila, Inc. 14.875% 7/1/12	885,000	1,203,600
CMS Energy Corp.:
6.3% 2/1/12	1,150,000	1,124,125
6.875% 12/15/15	810,000	812,025
7.5% 1/15/09	890,000	910,025
Mirant North America LLC/Mirant North America
Finance Corp. 7.375% 12/31/13 (c)	840,000	843,150
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,315,000	2,361,300

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 315,000	$ 330,750
Nevada Power Co.:
5.95% 3/15/16 (c)	480,000	463,752
6.65% 4/1/36 (c)	1,510,000	1,469,230
NRG Energy, Inc.:
7.25% 2/1/14	1,640,000	1,646,150
7.375% 2/1/16	790,000	794,938
Sierra Pacific Power Co. 6% 5/15/16 (c)	1,300,000	1,270,750
Sierra Pacific Resources:
6.75% 8/15/17	670,000	663,300
8.625% 3/15/14	460,000	496,800
TECO Energy, Inc. 6.68% 5/1/10 (d)	490,000	502,250
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,916,331	1,892,377
TXU Corp. 6.5% 11/15/24	2,095,000	1,901,213
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,745,000	1,814,800
Utilicorp United, Inc. 9.95% 2/1/11 (d)	565,000	627,150
		31,252,390
Energy – 7.9%
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (c)	1,145,000	1,173,625
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	1,010,000	1,050,400
Chesapeake Energy Corp.:
6.5% 8/15/17	2,655,000	2,555,438
6.5% 8/15/17 (c)	1,065,000	1,025,063
6.875% 1/15/16	1,390,000	1,377,838
7.75% 1/15/15	1,225,000	1,261,750
El Paso Corp.:
6.375% 2/1/09 (c)	2,280,000	2,253,848
6.5% 6/1/08 (c)	280,000	280,291
7.75% 6/15/10 (c)	3,115,000	3,204,650
El Paso Production Holding Co. 7.75% 6/1/13	350,000	362,250
Hanover Compressor Co.:
7.5% 4/15/13	220,000	222,200
8.625% 12/15/10	630,000	659,925
9% 6/1/14	945,000	1,015,875
Hanover Equipment Trust 8.75% 9/1/11	245,000	256,025
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	1,210,000	1,197,900
10.5% 9/1/10 (c)	560,000	610,400
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (c)	720,000	734,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Energy – continued
Kerr-McGee Corp. 6.95% 7/1/24	$ 1,350,000	$ 1,353,375
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14	1,589,000	1,509,550
Newfield Exploration Co.:
6.625% 9/1/14	950,000	936,938
6.625% 4/15/16	1,010,000	989,800
8.375% 8/15/12	260,000	278,200
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15	1,140,000	1,091,550
Parker Drilling Co.:
9.57% 9/1/10 (d)	1,655,000	1,704,650
9.625% 10/1/13	880,000	972,400
Pogo Producing Co. 6.875% 10/1/17	1,930,000	1,876,925
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,270,000	1,228,725
7.375% 7/15/13	2,250,000	2,295,000
Sonat, Inc. 7.625% 7/15/11	1,265,000	1,290,300
Stone Energy Corp. 6.75% 12/15/14	1,340,000	1,350,050
Targa Resources, Inc./Targa Resources Finance Corp.
8.5% 11/1/13 (c)	900,000	911,250
Tesoro Corp.:
6.25% 11/1/12 (c)	880,000	858,000
6.625% 11/1/15 (c)	1,735,000	1,713,313
Williams Companies, Inc. 6.375% 10/1/10 (c)	4,310,000	4,293,838
		43,895,742
Environmental – 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,860,000	1,771,650
8.5% 12/1/08	2,350,000	2,479,250
8.875% 4/1/08	500,000	526,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	160,000	159,200
		4,936,350
Food and Drug Retail – 0.3%
Albertsons, Inc.:
7.45% 8/1/29	630,000	565,042
7.75% 6/15/26	630,000	574,088
8% 5/1/31	630,000	593,852
		1,732,982
Food/Beverage/Tobacco – 1.8%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	1,110,000	1,123,875

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Food/Beverage/Tobacco – continued
Pierre Foods, Inc. 9.875% 7/15/12	$ 400,000	$ 414,000
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10	1,865,000	1,855,675
7.3% 7/15/15	2,600,000	2,632,500
Swift & Co.:
10.125% 10/1/09	735,000	753,375
12.5% 1/1/10	290,000	290,000
UAP Holding Corp. 0% 7/15/12 (b)	1,815,000	1,633,500
United Agriculture Products, Inc. 8.25% 12/15/11	1,006,000	1,048,755
		9,751,680
Gaming – 7.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (c)(d)	360,000	369,450
8% 11/15/13 (c)	795,000	820,838
Kerzner International Ltd. 6.75% 10/1/15	3,190,000	3,309,625
Las Vegas Sands Corp. 6.375% 2/15/15	1,000,000	957,500
Mandalay Resort Group:
6.5% 7/31/09	1,430,000	1,430,000
9.375% 2/15/10	2,365,000	2,551,244
10.25% 8/1/07	820,000	859,975
MGM MIRAGE:
6% 10/1/09	4,090,000	4,028,650
6.625% 7/15/15	1,070,000	1,035,225
6.75% 9/1/12	2,935,000	2,909,319
6.75% 4/1/13 (c)	1,050,000	1,036,875
6.875% 4/1/16 (c)	1,010,000	984,750
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	621,600
6.375% 7/15/09	3,195,000	3,171,038
7.125% 8/15/14	585,000	585,000
8% 4/1/12	290,000	302,325
MTR Gaming Group, Inc. 9.75% 4/1/10	1,975,000	2,088,563
Scientific Games Corp. 6.25% 12/15/12	925,000	892,625
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,446,375
7.25% 5/1/12	2,135,000	2,129,663
Station Casinos, Inc.:
6.625% 3/15/18 (c)	1,085,000	1,032,106
6.875% 3/1/16	2,890,000	2,846,650
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	401,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Gaming – continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: -
continued
9% 1/15/12	$ 1,380,000	$ 1,407,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,741,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	2,065,000	2,003,050
		41,963,021
Healthcare 4.5%
CDRV Investors, Inc. 0% 1/1/15 (b)	3,685,000	2,607,138
Concentra Operating Corp.:
9.125% 6/1/12	1,415,000	1,485,750
9.5% 8/15/10	450,000	477,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	1,450,000	1,457,250
Multiplan, Inc. 10.375% 4/15/16 (c)	800,000	813,000
Mylan Laboratories, Inc. 6.375% 8/15/15	695,000	679,363
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,860,000	1,822,800
7% 4/1/14 (c)	980,000	960,400
7% 1/15/16	1,635,000	1,598,213
Owens & Minor, Inc. 6.35% 4/15/16	990,000	977,625
ResCare, Inc. 7.75% 10/15/13	1,345,000	1,351,725
Senior Housing Properties Trust 8.625% 1/15/12	2,850,000	3,099,375
Service Corp. International (SCI):
6.75% 4/1/16	1,130,000	1,084,800
7% 6/15/17 (c)	1,150,000	1,127,000
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (c)	1,550,000	1,600,375
Tenet Healthcare Corp.:
6.875% 11/15/31	320,000	262,400
7.375% 2/1/13	400,000	376,000
9.875% 7/1/14	400,000	416,000
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,810,000	1,769,275
6.625% 10/15/14	830,000	817,550
		24,783,039
Homebuilding/Real Estate – 2.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13	1,155,000	1,149,225
8.125% 6/1/12	3,400,000	3,519,000

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Homebuilding/Real Estate – continued
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	$ 840,000	$ 812,700
8.875% 4/1/12	550,000	577,500
KB Home 7.75% 2/1/10	2,505,000	2,580,150
Standard Pacific Corp. 5.125% 4/1/09	1,095,000	1,037,513
Technical Olympic USA, Inc. 7.5% 1/15/15	640,000	558,400
WCI Communities, Inc.:
6.625% 3/15/15	420,000	363,300
7.875% 10/1/13	395,000	374,263
		10,972,051
Hotels 0.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	890,000	925,600
Host Marriott LP:
6.75% 6/1/16 (c)	1,010,000	999,900
7.125% 11/1/13	3,075,000	3,121,125
		5,046,625
Insurance – 0.7%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,025,000	1,066,000
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	945,000	862,313
UnumProvident Corp. 7.375% 6/15/32	660,000	647,198
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,400,000	1,407,000
		3,982,511
Leisure – 1.9%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	1,680,000	1,729,560
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	1,115,000	839,038
Town Sports International, Inc. 9.625% 4/15/11	2,740,000	2,870,150
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,660,000	2,929,325
Universal City Florida Holding Co. I/II 9.43%
5/1/10 (d)	2,015,000	2,075,450
		10,443,523
Metals/Mining – 2.0%
Arch Western Finance LLC 6.75% 7/1/13	2,020,000	1,994,750
Century Aluminum Co. 7.5% 8/15/14	720,000	748,800
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,135,000	1,078,250
0% 6/1/13 (b)	1,780,000	1,619,800
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,605,000	2,565,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Metals/Mining – continued
Massey Energy Co. 6.875% 12/15/13 (c)	$ 1,450,000	$ 1,395,625
Vedanta Resources PLC 6.625% 2/22/10 (c)	1,965,000	1,915,875
		11,319,025
Paper 1.5%
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	1,070,600
Georgia-Pacific Corp.:
8% 1/15/24	700,000	693,875
8.125% 5/15/11	1,350,000	1,397,250
8.875% 5/15/31	1,470,000	1,543,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	820,000	766,700
P.H. Glatfelter Co. 7.125% 5/1/16 (c)	700,000	705,250
Stone Container Corp. 9.75% 2/1/11	785,000	804,625
Stone Container Finance Co. 7.375% 7/15/14	1,250,000	1,143,750
		8,125,550
Publishing/Printing – 1.1%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	785,000	826,213
9.875% 8/15/13	510,000	561,000
Houghton Mifflin Co.:
7.2% 3/15/11	170,000	174,675
9.875% 2/1/13	1,300,000	1,404,000
The Reader’s Digest Association, Inc. 6.5% 3/1/11	3,530,000	3,424,100
		6,389,988
Railroad 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,111,000
Restaurants 1.1%
Carrols Corp. 9% 1/15/13	2,035,000	2,065,525
Friendly Ice Cream Corp. 8.375% 6/15/12	1,860,000	1,646,100
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,212,800
		5,924,425
Services – 2.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (c)(d)	210,000	215,775
7.625% 5/15/14 (c)	550,000	559,625
7.75% 5/15/16 (c)	520,000	529,100
Corrections Corp. of America:
6.25% 3/15/13	720,000	687,600
6.75% 1/31/14	665,000	650,038
7.5% 5/1/11	580,000	588,700
FTI Consulting, Inc. 7.625% 6/15/13	2,745,000	2,854,800

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Services – continued
Iron Mountain, Inc.:
8.25% 7/1/11	$ 735,000	$ 742,350
8.625% 4/1/13	1,110,000	1,155,788
Rural/Metro Corp.:
0% 3/15/16 (b)	1,305,000	968,963
9.875% 3/15/15	515,000	548,475
United Rentals North America, Inc. 7% 2/15/14	2,535,000	2,433,600
		11,934,814
Shipping – 1.7%
OMI Corp. 7.625% 12/1/13	3,310,000	3,359,650
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	95,000	93,813
8.25% 3/15/13	420,000	443,100
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,281,700
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,350,825
		9,529,088
Steels – 1.0%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,845,000	1,964,925
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,280,000	1,401,600
RathGibson, Inc. 11.25% 2/15/14 (c)	1,905,000	2,047,875
		5,414,400
Super Retail – 2.3%
AutoNation, Inc.:
7% 4/15/14 (c)	560,000	564,200
7.0138% 4/15/13 (c)(d)	410,000	416,150
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12 (c)	4,280,000	4,280,000
8.865% 10/1/11 (c)(d)	3,300,000	3,399,000
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,405,800
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,079,700
Sonic Automotive, Inc. 8.625% 8/15/13	1,605,000	1,649,138
		12,793,988
Technology – 8.9%
Activant Solutions, Inc.:
9.5% 5/1/16 (c)	500,000	506,875
10.99% 4/1/10 (c)(d)	5,240,000	5,344,800
Amkor Technology, Inc.:
7.75% 5/15/13	345,000	328,613
10.5% 5/1/09	505,000	513,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Technology – continued
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	$ 2,055,000	$ 2,224,538
10.32% 6/1/13 (c)(d)	1,550,000	1,631,375
11.875% 12/1/15 (c)	775,000	850,563
Celestica, Inc.:
7.625% 7/1/13	1,110,000	1,111,388
7.875% 7/1/11	2,110,000	2,157,475
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,725,000	3,780,875
7.125% 7/15/14	1,430,000	1,465,750
IKON Office Solutions, Inc. 7.75% 9/15/15	3,730,000	3,832,575
Lucent Technologies, Inc.:
6.45% 3/15/29	3,970,000	3,513,450
6.5% 1/15/28	1,265,000	1,110,038
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 8.16% 12/15/11 (d)	1,075,000	1,080,375
Northern Telecom Capital Corp. 7.875% 6/15/26	195,000	191,588
Sanmina SCI Corp.:
6.75% 3/1/13	1,805,000	1,723,775
8.125% 3/1/16	1,135,000	1,150,606
SERENA Software, Inc. 10.375% 3/15/16 (c)	400,000	424,000
STATS ChipPAC Ltd. 7.5% 7/19/10	2,365,000	2,397,637
SunGard Data Systems, Inc.:
9.125% 8/15/13 (c)	3,075,000	3,282,563
9.4306% 8/15/13 (c)(d)	1,425,000	1,510,500
10.25% 8/15/15 (c)	415,000	444,050
Xerox Capital Trust I 8% 2/1/27	2,650,000	2,736,125
Xerox Corp.:
6.4% 3/15/16	2,010,000	1,962,263
6.875% 8/15/11	1,325,000	1,348,188
7.125% 6/15/10	380,000	389,975
7.625% 6/15/13	1,115,000	1,167,963
9.75% 1/15/09	1,150,000	1,250,625
		49,432,386
Telecommunications – 5.6%
Centennial Communications Corp.:
10% 1/1/13	510,000	529,125
10.74% 1/1/13 (d)	365,000	381,900
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	210,000	215,775
Digicel Ltd. 9.25% 9/1/12 (c)	1,835,000	1,965,744

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Telecommunications – continued
Intelsat Ltd.:
6.5% 11/1/13	$ 4,090,000	$ 3,210,650
7.625% 4/15/12	2,880,000	2,462,400
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (d)	1,120,000	1,141,000
Level 3 Financing, Inc. 12.25% 3/15/13 (c)	1,690,000	1,808,300
Millicom International Cellular SA 10% 12/1/13	1,183,000	1,316,088
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,376,000	1,395,952
New Skies Satellites BV:
9.125% 11/1/12	1,625,000	1,750,938
9.5725% 11/1/11 (d)	1,830,000	1,866,600
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (c)	740,000	769,600
PanAmSat Corp. 9% 8/15/14	1,919,000	2,017,445
PanAmSat Holding Corp. 0% 11/1/14 (b)	530,000	382,925
Qwest Corp.:
8.16% 6/15/13 (d)	3,080,000	3,357,200
8.875% 3/15/12	380,000	416,100
Rogers Communications, Inc.:
7.25% 12/15/12	250,000	258,125
9.625% 5/1/11	2,135,000	2,412,550
Rural Cellular Corp. 8.25% 3/15/12 (c)	820,000	861,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,305,000	1,291,950
U.S. West Communications 7.5% 6/15/23	1,230,000	1,242,300
		31,053,667
Textiles & Apparel – 0.7%
Levi Strauss & Co.:
8.875% 4/1/16 (c)	2,110,000	2,110,000
9.74% 4/1/12 (d)	640,000	666,400
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	965,000	993,950
		3,770,350

TOTAL NONCONVERTIBLE BONDS
(Cost $485,095,703)		487,840,919

Commercial Mortgage Securities 0.2%

Banc of America Commercial Mortgage, Inc. Series
2003-2:
Class BWD, 6.947% 10/11/37 (c)	113,067	110,350
Class BWE, 7.226% 10/11/37 (c)	157,311	153,488
Class BWF, 7.55% 10/11/37 (c)	136,664	133,641
Class BWG, 8.155% 10/11/37 (c)	132,731	128,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Banc of America Commercial Mortgage, Inc. Series
2003-2: – continued
Class BWH, 9.073% 10/11/37 (c)	$ 98,319	$ 96,931
Class BWJ, 9.99% 10/11/37 (c)	113,067	111,321
Class BWK, 10.676% 10/11/37 (c)	98,319	97,388
Class BWL, 10.1596% 10/11/37 (c)	160,260	147,652
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $970,207)		979,518

Floating Rate Loans 9.4%

Aerospace – 0.3%
Transdigm, Inc. term loan 10.22% 11/10/11 (d)	1,680,000	1,692,600
Automotive 0.2%
Lear Corp. term loan 7.57% 4/25/12 (d)	1,000,000	1,001,250
Building Materials – 0.4%
Masonite International Corp. term loan 11.3619%
4/6/15 (d)	2,410,000	2,289,500
Cable TV 1.4%
Charter Communications Operating LLC Tranche B, term
loan 7.755% 4/28/13 (d)	2,404,000	2,413,015
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/29/13 (d)	2,570,000	2,576,425
NTL Cable PLC term loan 10.3313% 3/3/07 (d)	600,000	600,000
UPC Broadband Holding BV Tranche H2, term loan
7.33% 9/30/12 (d)	2,480,000	2,480,000
		8,069,440
Diversified Financial Services – 0.3%
LPL Holdings, Inc. Tranche B, term loan 8.1962%
6/28/13 (d)	1,790,238	1,812,615
Electric Utilities – 1.1%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.96% 6/24/12 (d)	1,253,984	1,268,091
term loan 7.9611% 6/24/12 (d)	898,607	908,716
Tranche 2, term loan 10.465% 6/24/13 (d)	2,565,000	2,629,125
NRG Energy, Inc. term loan 6.82% 2/1/13 (d)	1,050,366	1,059,556
		5,865,488
Energy – 0.7%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (d)	80,000	80,800
Tranche 2, term loan 11.75% 7/8/13 (d)	1,330,000	1,363,250

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount
Energy – continued
Coffeyville Resources LLC: – continued
Tranche B1, term loan 7.5034% 7/8/12 (d)	$ 119,102	$ 120,293
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (d)	216,774	218,942
term loan:
6.83% 10/31/07 (d)	1,130,000	1,130,000
7.2565% 10/31/12 (d)	898,710	907,697
		3,820,982
Environmental – 0.7%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7.85% 4/13/10 (d)	1,992,955	2,010,393
Tranche 2, term loan 10.6% 4/13/10 (d)	1,710,000	1,744,200
		3,754,593
Gaming – 0.4%
Venetian Macau Ltd. Tranche B, term loan:
4/7/12 (e)	780,000	780,000
7.83% 4/7/13 (d)	1,560,000	1,575,600
		2,355,600
Homebuilding/Real Estate – 1.1%
Capital Automotive (REIT) Tranche B, term loan 6.58%
12/16/10 (d)	2,199,891	2,213,641
LNR Property Corp.:
Tranche A, term loan 9.33% 2/3/08 (d)	907,200	907,200
Tranche B, term loan:
7.8308% 2/3/08 (d)	1,856,145	1,870,066
10.08% 2/3/08 (d)	907,385	914,190
		5,905,097
Paper 0.9%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (d)	1,545,000	1,575,900
Tranche B, term loan 6.8847% 12/23/12 (d)	3,401,475	3,418,482
		4,994,382
Technology – 0.9%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.3519% 3/9/11 (d)	1,752,300	1,754,490
Tranche B, term loan 6.6019% 3/9/13 (d)	666,900	670,235
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (d)	950,000	950,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount
Technology – continued
Infor Global Solutions AG: – continued
Tranche 2, term loan 12.05% 4/18/12 (d)	$ 540,000	$ 542,700
Open Solutions, Inc. Tranche 2, term loan 11.33%
12/14/11 (d)	1,010,000	1,032,725
		4,950,150
Telecommunications – 1.0%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d) .	2,125,000	2,146,250
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (d)	1,760,000	1,843,600
Tranche B, term loan 7.7819% 9/21/13 (d)	760,000	767,600
Tranche C, term loan 8.2819% 9/21/14 (d)	760,000	767,600
		5,525,050

TOTAL FLOATING RATE LOANS
(Cost $51,650,126)		52,036,747

Money Market Funds 1.7%
	Shares
Fidelity Cash Central Fund, 4.8% (a)
(Cost $9,633,360)	9,633,360	9,633,360

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $547,349,396)		550,490,544

NET OTHER ASSETS – 0.9%		5,071,962
NET ASSETS 100%		$ 555,562,506

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $107,945,860
or 19.4% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Position represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$780,000 and $780,000, respectively.
The coupon rate will be determined at
time of settlement.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 350,870

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.8%
Canada	3.5%
Bermuda	2.4%
United Kingdom	1.7%
Luxembourg	1.2%
Others (individually less than 1%) .	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $537,716,036)	$ 540,857,184
Affiliated Central Funds (cost $9,633,360)	9,633,360
Total Investments (cost $547,349,396)		$ 550,490,544
Cash		951,013
Receivable for investments sold		3,410,763
Receivable for fund shares sold		2,069,639
Interest receivable		9,656,040
Prepaid expenses		1,451
Receivable from investment adviser for expense
reductions		21,686
Other affiliated receivables		1,367
Total assets		566,602,503

Liabilities
Payable for investments purchased	$ 8,678,128
Payable for fund shares redeemed	1,245,197
Distributions payable	494,317
Accrued management fee	260,599
Distribution fees payable	114,628
Other affiliated payables	122,892
Other payables and accrued expenses	34,236
Total liabilities		10,949,997

Net Assets		$ 555,652,506
Net Assets consist of:
Paid in capital		$ 549,939,718
Undistributed net investment income		724,875
Accumulated undistributed net realized gain (loss) on
investments		1,846,765
Net unrealized appreciation (depreciation) on
investments		3,141,148
Net Assets		$ 555,652,506

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($119,524,686 ÷ 13,068,955 shares)	$ 9.15
Maximum offering price per share (100/95.25 of $9.15)	$ 9.61
Class T:
Net Asset Value and redemption price per share
($64,748,120 ÷ 7,088,379 shares)	$ 9.13
Maximum offering price per share (100/96.50 of $9.13)	$ 9.46
Class B:
Net Asset Value and offering price per share
($55,950,527 ÷ 6,128,204 shares)A	$ 9.13
Class C:
Net Asset Value and offering price per share
($52,456,703 ÷ 5,745,093 shares)A	$ 9.13
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($262,972,470 ÷ 28,729,799 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 20,102,981
Income from affiliated Central Funds		350,870
Total income		20,453,851

Expenses
Management fee	$ 1,502,476
Transfer agent fees	618,017
Distribution fees	712,204
Accounting fees and expenses	114,158
Independent trustees’ compensation	1,050
Custodian fees and expenses	11,154
Registration fees	52,812
Audit	30,363
Legal	2,175
Miscellaneous	11,246
Total expenses before reductions	3,055,655
Expense reductions	(145,365)	2,910,290

Net investment income		17,543,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,999,788
Change in net unrealized appreciation (depreciation) on
investment securities		4,692,546
Net gain (loss)		6,692,334
Net increase (decrease) in net assets resulting from
operations		$ 24,235,895

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,543,561	$ 31,462,609
Net realized gain (loss)	1,999,788	8,258,105
Change in net unrealized appreciation (depreciation) .	4,692,546	(23,524,145)
Net increase (decrease) in net assets resulting
from operations	24,235,895	16,196,569
Distributions to shareholders from net investment income .	(16,999,837)	(32,172,399)
Distributions to shareholders from net realized gain	(7,477,379)	(7,269,360)
Total distributions	(24,477,216)	(39,441,759)
Share transactions - net increase (decrease)	49,770,757	27,368,791
Redemption fees	41,927	91,857
Total increase (decrease) in net assets	49,571,363	4,215,458

Net Assets
Beginning of period	506,081,143	501,865,685
End of period (including undistributed net investment
income of $724,875 and undistributed net invest-
ment income of $1,696,257, respectively)	$ 555,652,506	$ 506,081,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.15	$ 9.59	$ 9.33	$ 7.89	$ 8.75	$ 9.35
Income from Investment
Operations
Net investment
incomeE	.310	.615	.675	.725	.709G	.760
Net realized and un
realized gain (loss)	.124	(.288)	.267	1.360	(.908)G	(.602)
Total from investment
operations	.434	.327	.942	2.085	(.199)	.158
Distributions from net
investment income	(.300)	(.629)	(.683)	(.645)	(.661)	(.758)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.435)	(.769)	(.683)	(.645)	(.661)	(.758)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.15	$ 9.15	$ 9.59	$ 9.33	$ 7.89	$ 8.75
Total ReturnB,C,D	4.87%	3.53%	10.50%	27.23%	(2.49)%	1.83%
Ratios to Average Net AssetsF
Expenses before
reductions	1.01%A	1.02%	1.01%	1.00%	1.02%	1.14%
Expenses net of fee
waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all
reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	.99%
Net investment
income	6.85%A	6.58%	7.21%	8.26%	8.42%G	8.50%
Supplemental Data
Net assets, end of
period (000 omitted)	$119,525	$115,345	$94,349	$61,084	$31,456	$28,046
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the invest ment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Class T

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.14	$ 9.58	$ 9.33	$ 7.89	$ 8.74	$ 9.35
Income from Investment
Operations
Net investment
incomeE	.305	.607	.668	.717	.695G	.753
Net realized and un
realized gain (loss)	.115	(.289)	.255	1.359	(.893)G	(.613)
Total from investment
operations	.420	.318	.923	2.076	(.198)	.140
Distributions from net
investment income	(.296)	(.620)	(.674)	(.636)	(.652)	(.750)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.431)	(.760)	(.674)	(.636)	(.652)	(.750)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.13	$ 9.14	$ 9.58	$ 9.33	$ 7.89	$ 8.74
Total ReturnB,C,D	4.71%	3.43%	10.29%	27.11%	(2.47)%	1.63%
Ratios to Average Net AssetsF
Expenses before
reductions	1.18%A	1.19%	1.19%	1.19%	1.24%	1.39%
Expenses net of fee
waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all
reductions	1.09%A	1.10%	1.10%	1.10%	1.10%	1.09%
Net investment
income	6.75%A	6.49%	7.11%	8.16%	8.32%G	8.40%
Supplemental Data
Net assets, end of
period (000 omitted)	$64,748	$69,091	$91,707	$81,735	$35,751	$16,814
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the invest ment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.34
Income from Investment
Operations
Net investment
incomeE	.276	.546	.606	.658	.641G	.692
Net realized and un
realized gain (loss)	.115	(.279)	.256	1.361	(.904)G	(.601)
Total from investment
operations	.391	.267	.862	2.019	(.263)	.091
Distributions from net
investment income	(.267)	(.559)	(.613)	(.579)	(.597)	(.691)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.402)	(.699)	(.613)	(.579)	(.597)	(.691)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.13	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Total ReturnB,C,D	4.38%	2.87%	9.58%	26.32%	(3.23)%	1.08%
Ratios to Average Net AssetsF
Expenses before
reductions	1.81%A	1.81%	1.80%	1.80%	1.83%	1.94%
Expenses net of fee
waivers, if any	1.75%A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all
reductions	1.74%A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment
income	6.10%A	5.84%	6.46%	7.51%	7.67%G	7.74%
Supplemental Data
Net assets, end of
period (000 omitted)	$55,951	$64,804	$79,997	$70,661	$32,854	$19,694
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the invest ment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated
to reflect this change.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.35
Income from Investment
Operations
Net investment
incomeE	.271	.536	.597	.651	.635G	.684
Net realized and un
realized gain (loss)	.115	(.278)	.256	1.359	(.906)G	(.612)
Total from investment
operations	.386	.258	.853	2.010	(.271)	.072
Distributions from net
investment income	(.262)	(.550)	(.604)	(.570)	(.589)	(.682)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.397)	(.690)	(.604)	(.570)	(.589)	(.682)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.13	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Total ReturnB,C,D	4.33%	2.77%	9.47%	26.19%	(3.32)%	.86%
Ratios to Average Net AssetsF
Expenses before
reductions	1.87%A	1.87%	1.87%	1.88%	1.90%	2.03%
Expenses net of fee
waivers, if any	1.85%A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all
reductions	1.84%A	1.85%	1.85%	1.85%	1.85%	1.84%
Net investment
income	6.00%A	5.74%	6.36%	7.41%	7.57%G	7.65%
Supplemental Data
Net assets, end of
period (000 omitted)	$52,457	$56,036	$64,187	$59,655	$20,719	$14,218
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the invest ment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated
to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.16	$ 9.60	$ 9.34	$ 7.90	$ 8.75	$ 9.35
Income from Investment
Operations
Net investment
incomeD	.316	.630	.690	.739	.709F	.772
Net realized and un
realized gain (loss)	.115	(.289)	.267	1.359	(.886)F	(.599)
Total from investment
operations	431	.341	.957	2.098	(.177)	.173
Distributions from net
investment income	(.307)	(.643)	(.698)	(.658)	(.673)	(.773)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.442)	(.783)	(.698)	(.658)	(.673)	(.773)
Redemption fees added
to paid in capitalD	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.15	$ 9.16	$ 9.60	$ 9.34	$ 7.90	$ 8.75
Total ReturnB,C	4.83%	3.68%	10.66%	27.38%	(2.23)%	2.00%
Ratios to Average Net AssetsE
Expenses before
reductions	92%A	.91%	.90%	.96%	.96%	1.04%
Expenses net of fee
waivers, if any	85%A	.85%	.85%	.85%	.85%	.85%
Expenses net of all
reductions	85%A	.85%	.85%	.85%	.85%	.84%
Net investment
income	7.00%A	6.73%	7.36%	8.41%	8.57%F	8.65%
Supplemental Data
Net assets, end of
period (000 omitted)	$262,972	$200,804	$171,625	$108,885	$48,379	$11,381
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reduc tions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FEffective Novem ber 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

34

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,956,731
Unrealized depreciation	(6,837,951)
Net unrealized appreciation (depreciation)	$ 4,118,780
Cost for federal income tax purposes	$ 546,371,764

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Semiannual Report

36

2. Operating Policies continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $196,606,910 and $147,663,680, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 88,661	$ 1,336
Class T	0%	.25%	84,111	1,098
Class B	.65%	.25%	270,144	195,796
Class C	.75%	.25%	269,288	37,325
			$ 712,204	$ 235,555

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
		Retained
		by FDC
Class A		$ 15,566
Class T		5,854
Class B*		89,360
Class C*		5,459
	$	$ 116,239

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 115,445	.20*
Class T	90,232	.27*
Class B	71,938	.24*
Class C	52,977	.20*
Institutional Class	287,425	.26*
	$ 618,017

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

38

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $508 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$ 5,710
Class T	1.10%	28,104
Class B	1.75%	18,171
Class C	1.85%	5,010
Institutional Class	.85%	75,038
		$ 132,033

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,826 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $11,506.

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 3,888,683	$ 7,048,649
Class T	2,184,443	5,708,722
Class B	1,757,397	4,364,924
Class C	1,549,061	3,597,117
Institutional Class	7,620,253	11,452,987
Total	$ 16,999,837	$ 32,172,399
From net realized gain
Class A	$ 1,727,040	$ 1,410,913
Class T	981,889	1,360,690
Class B	927,262	1,136,583
Class C	811,022	958,694
Institutional Class	3,030,166	2,402,480
Total	$ 7,477,379	$ 7,269,360

Semiannual Report

40

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	2,284,964	4,966,212	$ 20,870,178	$ 46,487,910
Reinvestment of
distributions	509,514	720,034	4,644,073	6,751,707
Shares redeemed	(2,328,989)	(2,923,855)	(21,272,296)	(27,342,681)
Net increase (decrease)	465,489	2,762,391	$ 4,241,955	$ 25,896,936
Class T
Shares sold	1,020,111	2,067,254	$ 9,275,394	$ 19,403,111
Reinvestment of
distributions	283,640	624,783	2,581,890	5,866,634
Shares redeemed	(1,773,217)	(4,708,927)	(16,177,090)	(43,555,089)
Net increase (decrease)	(469,466)	(2,016,890)	$ (4,319,806)	$ (18,285,344)
Class B
Shares sold	356,632	1,331,209	$ 3,250,158	$ 12,468,265
Reinvestment of
distributions	176,219	340,199	1,602,256	3,193,695
Shares redeemed	(1,497,111)	(2,934,943)	(13,643,497)	(27,417,149)
Net increase (decrease)	(964,260)	(1,263,535)	$ (8,791,083)	$ (11,755,189)
Class C
Shares sold	522,158	1,658,567	$ 4,759,257	$ 15,617,314
Reinvestment of
distributions	163,498	300,508	1,486,913	2,822,276
Shares redeemed	(1,073,030)	(2,530,665)	(9,778,451)	(23,608,784)
Net increase (decrease)	(387,374)	(571,590)	$ (3,532,281)	(5,169,194)
Institutional Class
Shares sold	9,236,313	11,245,915	$ 84,424,533	$ 104,913,829
Reinvestment of
distributions	1,070,653	1,307,790	9,767,749	12,272,408
Shares redeemed	(3,500,589)	(8,516,753)	(32,020,310)	(80,504,655)
Net increase (decrease)	6,806,377	4,036,952	$ 62,171,972	$ 36,681,582

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor High Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

42

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

43 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(fomerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AHI-USAN-0606 1.784884.103

Fidelity® Advisor High Income Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	25	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	34	Notes to the financial statements.
Board Approval of	42
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,048.70	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Class T
Actual	$ 1,000.00	$ 1,047.10	$ 5.58
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Class B
Actual	$ 1,000.00	$ 1,043.80	$ 8.87
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,043.30	$ 9.37
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 1,048.30	$ 4.32
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Motors Acceptance Corp.	2.6	0.1
Ford Motor Credit Co.	1.9	0.6
EchoStar DBS Corp.	1.8	1.7
MGM MIRAGE	1.8	1.6
Georgia Pacific Corp.	1.6	1.2
	9.7
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Technology	9.8	8.7
Energy	8.6	10.1
Gaming	7.9	7.5
Electric Utilities	6.7	6.9
Telecommunications	6.6	9.1

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 87.8%
	Principal	Value (Note 1)
	Amount
Aerospace – 2.2%
Alliant Techsystems, Inc. 6.75% 4/1/16	$ 670,000	$ 664,975
Bombardier, Inc. 7.45% 5/1/34 (c)	200,000	180,500
DRS Technologies, Inc.:
6.625% 2/1/16	1,020,000	1,009,800
7.625% 2/1/18	480,000	492,600
L-3 Communications Corp.:
5.875% 1/15/15	2,280,000	2,137,500
6.375% 10/15/15	1,650,000	1,596,375
7.625% 6/15/12	1,975,000	2,039,188
Orbital Sciences Corp. 9% 7/15/11	2,230,000	2,380,525
Primus International, Inc. 11.5% 4/15/09 (c)	1,390,000	1,473,400
		11,974,863
Air Transportation – 1.1%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	3,014,750
6.977% 11/23/22	316,968	301,120
7.324% 4/15/11	960,000	931,200
7.377% 5/23/19	144,031	132,509
7.8% 4/1/08	210,000	207,900
8.608% 10/1/12	200,000	204,000
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	1,570,967	1,625,951
		6,417,430
Automotive 5.9%
American Axle & Manufacturing, Inc. 5.25% 2/11/14 .	435,000	363,225
Ford Motor Co. 7.45% 7/16/31	1,735,000	1,266,550
Ford Motor Credit Co.:
6.625% 6/16/08	2,595,000	2,438,117
7% 10/1/13	2,890,000	2,535,975
7.25% 10/25/11	2,020,000	1,812,869
7.68% 11/2/07 (d)	2,150,000	2,110,154
9.4725% 4/15/12 (d)	1,510,000	1,511,888
General Motors Acceptance Corp.:
5.125% 5/9/08	2,170,000	2,048,695
5.625% 5/15/09	2,060,000	1,929,623
5.9683% 1/16/07 (d)	710,000	697,684
6.125% 9/15/06	585,000	580,394
6.125% 2/1/07	815,000	801,823
6.75% 12/1/14	1,980,000	1,801,800
6.875% 9/15/11	1,235,000	1,154,725
8% 11/1/31	6,180,000	5,840,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Automotive continued
General Motors Corp.:
6.375% 5/1/08	$ 885,000	$ 754,463
8.375% 7/15/33	1,475,000	1,098,875
Goodyear Tire & Rubber Co. 9% 7/1/15	2,000,000	2,065,000
Lear Corp. 8.11% 5/15/09	525,000	514,500
Tenneco, Inc. 8.625% 11/15/14	405,000	409,050
Visteon Corp.:
7% 3/10/14	920,000	740,600
8.25% 8/1/10	510,000	448,800
		32,924,910
Banks and Thrifts – 0.6%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,413,797
Building Materials – 1.1%
Anixter International, Inc. 5.95% 3/1/15	1,480,000	1,372,700
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (d)	980,000	999,600
7.875% 12/15/12	665,000	665,000
Interface, Inc. 9.5% 2/1/14	220,000	225,500
Maax Holdings, Inc. 0% 12/15/12 (b)	2,795,000	1,285,700
Nortek, Inc. 8.5% 9/1/14	885,000	910,444
NTK Holdings, Inc. 0% 3/1/14 (b)	590,000	448,400
		5,907,344
Cable TV 3.7%
Cablevision Systems Corp.:
8% 4/15/12	1,440,000	1,443,600
9.62% 4/1/09 (d)	2,325,000	2,464,500
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	305,000	307,288
CSC Holdings, Inc.:
7.25% 4/15/12 (c)(d)	860,000	857,850
7.875% 2/15/18	950,000	959,500
EchoStar DBS Corp.:
5.75% 10/1/08	8,760,000	8,628,572
7.125% 2/1/16 (c)	1,690,000	1,651,975
GCI, Inc. 7.25% 2/15/14	1,040,000	1,024,400
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,105,000	1,163,013
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	940,000	1,012,850
NTL Cable PLC 8.75% 4/15/14	945,000	968,625
		20,482,173

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Capital Goods 2.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	$ 1,785,000	$ 1,918,875
Case New Holland, Inc. 7.125% 3/1/14 (c)	1,310,000	1,290,350
Invensys PLC 9.875% 3/15/11 (c)	4,870,000	5,137,850
Leucadia National Corp. 7% 8/15/13	2,440,000	2,440,000
Park-Ohio Industries, Inc. 8.375% 11/15/14	1,190,000	1,121,575
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	1,016,263
		12,924,913
Chemicals – 3.9%
Chemtura Corp. 6.875% 6/1/16	1,020,000	1,017,450
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,015,000	818,344
Series B, 0% 10/1/14 (b)	620,000	485,150
Equistar Chemicals LP 7.55% 2/15/26	1,380,000	1,276,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,490,000	1,555,188
10.125% 9/1/08	525,000	563,063
Hexion US Finance Corp. / Hexion Nova Scotia Finance
ULC 9.8183% 7/15/10 (d)	1,315,000	1,341,300
Huntsman LLC 12.3183% 7/15/11 (d)	1,450,000	1,524,385
Millennium America, Inc.:
7.625% 11/15/26	350,000	301,875
9.25% 6/15/08	3,740,000	3,889,600
Nalco Co. 7.75% 11/15/11	1,115,000	1,123,363
Nell AF Sarl 8.375% 8/15/15 (c)	2,810,000	2,781,900
NOVA Chemicals Corp.:
6.5% 1/15/12	100,000	92,750
7.4% 4/1/09	1,885,000	1,885,000
7.5613% 11/15/13 (d)	1,090,000	1,092,725
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (c)	1,655,000	1,741,888
		21,490,481
Consumer Products – 0.5%
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	527,000
Jostens IH Corp. 7.625% 10/1/12	550,000	545,875
NPI Merger Corp.:
9.23% 10/15/13 (c)(d)	170,000	173,825
10.75% 4/15/14 (c)	460,000	474,375
Samsonite Corp. 8.875% 6/1/11	775,000	821,500
		2,542,575
Containers – 2.4%
Ball Corp. 6.625% 3/15/18	2,000,000	1,940,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Containers – continued
Berry Plastics Corp. 10.75% 7/15/12	$ 1,050,000	$ 1,144,500
BWAY Corp. 10% 10/15/10	2,610,000	2,760,075
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (c)	930,000	950,925
7.75% 11/15/15 (c)	1,025,000	1,050,625
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	755,000	766,325
9.875% 10/15/14	345,000	351,900
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,675,000	1,716,875
Owens-Illinois, Inc.:
7.35% 5/15/08	945,000	949,725
7.5% 5/15/10	1,970,000	1,970,000
		13,600,950
Diversified Financial Services – 1.0%
E*TRADE Financial Corp.:
7.375% 9/15/13	305,000	311,100
7.875% 12/1/15	1,540,000	1,617,000
8% 6/15/11	1,370,000	1,414,525
Residential Capital Corp. 6.8983% 4/17/09 (c)(d)	2,090,000	2,087,388
		5,430,013
Diversified Media – 0.9%
Affinion Group, Inc. 11.5% 10/15/15 (c)	1,025,000	1,050,625
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,240,000	942,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,096,500
Quebecor Media, Inc. 7.75% 3/15/16 (c)	2,040,000	2,083,350
		5,172,875
Electric Utilities – 5.6%
AES Corp.:
8.875% 2/15/11	2,369,000	2,552,598
9.375% 9/15/10	1,985,000	2,163,650
9.5% 6/1/09	1,975,000	2,125,594
AES Gener SA 7.5% 3/25/14	3,195,000	3,282,863
Aquila, Inc. 14.875% 7/1/12	885,000	1,203,600
CMS Energy Corp.:
6.3% 2/1/12	1,150,000	1,124,125
6.875% 12/15/15	810,000	812,025
7.5% 1/15/09	890,000	910,025
Mirant North America LLC/Mirant North America
Finance Corp. 7.375% 12/31/13 (c)	840,000	843,150
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,315,000	2,361,300

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 315,000	$ 330,750
Nevada Power Co.:
5.95% 3/15/16 (c)	480,000	463,752
6.65% 4/1/36 (c)	1,510,000	1,469,230
NRG Energy, Inc.:
7.25% 2/1/14	1,640,000	1,646,150
7.375% 2/1/16	790,000	794,938
Sierra Pacific Power Co. 6% 5/15/16 (c)	1,300,000	1,270,750
Sierra Pacific Resources:
6.75% 8/15/17	670,000	663,300
8.625% 3/15/14	460,000	496,800
TECO Energy, Inc. 6.68% 5/1/10 (d)	490,000	502,250
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,916,331	1,892,377
TXU Corp. 6.5% 11/15/24	2,095,000	1,901,213
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,745,000	1,814,800
Utilicorp United, Inc. 9.95% 2/1/11 (d)	565,000	627,150
		31,252,390
Energy – 7.9%
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (c)	1,145,000	1,173,625
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	1,010,000	1,050,400
Chesapeake Energy Corp.:
6.5% 8/15/17	2,655,000	2,555,438
6.5% 8/15/17 (c)	1,065,000	1,025,063
6.875% 1/15/16	1,390,000	1,377,838
7.75% 1/15/15	1,225,000	1,261,750
El Paso Corp.:
6.375% 2/1/09 (c)	2,280,000	2,253,848
6.5% 6/1/08 (c)	280,000	280,291
7.75% 6/15/10 (c)	3,115,000	3,204,650
El Paso Production Holding Co. 7.75% 6/1/13	350,000	362,250
Hanover Compressor Co.:
7.5% 4/15/13	220,000	222,200
8.625% 12/15/10	630,000	659,925
9% 6/1/14	945,000	1,015,875
Hanover Equipment Trust 8.75% 9/1/11	245,000	256,025
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	1,210,000	1,197,900
10.5% 9/1/10 (c)	560,000	610,400
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (c)	720,000	734,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Energy – continued
Kerr-McGee Corp. 6.95% 7/1/24	$ 1,350,000	$ 1,353,375
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14	1,589,000	1,509,550
Newfield Exploration Co.:
6.625% 9/1/14	950,000	936,938
6.625% 4/15/16	1,010,000	989,800
8.375% 8/15/12	260,000	278,200
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15	1,140,000	1,091,550
Parker Drilling Co.:
9.57% 9/1/10 (d)	1,655,000	1,704,650
9.625% 10/1/13	880,000	972,400
Pogo Producing Co. 6.875% 10/1/17	1,930,000	1,876,925
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,270,000	1,228,725
7.375% 7/15/13	2,250,000	2,295,000
Sonat, Inc. 7.625% 7/15/11	1,265,000	1,290,300
Stone Energy Corp. 6.75% 12/15/14	1,340,000	1,350,050
Targa Resources, Inc./Targa Resources Finance Corp.
8.5% 11/1/13 (c)	900,000	911,250
Tesoro Corp.:
6.25% 11/1/12 (c)	880,000	858,000
6.625% 11/1/15 (c)	1,735,000	1,713,313
Williams Companies, Inc. 6.375% 10/1/10 (c)	4,310,000	4,293,838
		43,895,742
Environmental – 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,860,000	1,771,650
8.5% 12/1/08	2,350,000	2,479,250
8.875% 4/1/08	500,000	526,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	160,000	159,200
		4,936,350
Food and Drug Retail – 0.3%
Albertsons, Inc.:
7.45% 8/1/29	630,000	565,042
7.75% 6/15/26	630,000	574,088
8% 5/1/31	630,000	593,852
		1,732,982
Food/Beverage/Tobacco – 1.8%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	1,110,000	1,123,875

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Food/Beverage/Tobacco – continued
Pierre Foods, Inc. 9.875% 7/15/12	$ 400,000	$ 414,000
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10	1,865,000	1,855,675
7.3% 7/15/15	2,600,000	2,632,500
Swift & Co.:
10.125% 10/1/09	735,000	753,375
12.5% 1/1/10	290,000	290,000
UAP Holding Corp. 0% 7/15/12 (b)	1,815,000	1,633,500
United Agriculture Products, Inc. 8.25% 12/15/11	1,006,000	1,048,755
		9,751,680
Gaming – 7.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (c)(d)	360,000	369,450
8% 11/15/13 (c)	795,000	820,838
Kerzner International Ltd. 6.75% 10/1/15	3,190,000	3,309,625
Las Vegas Sands Corp. 6.375% 2/15/15	1,000,000	957,500
Mandalay Resort Group:
6.5% 7/31/09	1,430,000	1,430,000
9.375% 2/15/10	2,365,000	2,551,244
10.25% 8/1/07	820,000	859,975
MGM MIRAGE:
6% 10/1/09	4,090,000	4,028,650
6.625% 7/15/15	1,070,000	1,035,225
6.75% 9/1/12	2,935,000	2,909,319
6.75% 4/1/13 (c)	1,050,000	1,036,875
6.875% 4/1/16 (c)	1,010,000	984,750
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	621,600
6.375% 7/15/09	3,195,000	3,171,038
7.125% 8/15/14	585,000	585,000
8% 4/1/12	290,000	302,325
MTR Gaming Group, Inc. 9.75% 4/1/10	1,975,000	2,088,563
Scientific Games Corp. 6.25% 12/15/12	925,000	892,625
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,446,375
7.25% 5/1/12	2,135,000	2,129,663
Station Casinos, Inc.:
6.625% 3/15/18 (c)	1,085,000	1,032,106
6.875% 3/1/16	2,890,000	2,846,650
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	401,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Gaming – continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: -
continued
9% 1/15/12	$ 1,380,000	$ 1,407,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,741,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	2,065,000	2,003,050
		41,963,021
Healthcare 4.5%
CDRV Investors, Inc. 0% 1/1/15 (b)	3,685,000	2,607,138
Concentra Operating Corp.:
9.125% 6/1/12	1,415,000	1,485,750
9.5% 8/15/10	450,000	477,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	1,450,000	1,457,250
Multiplan, Inc. 10.375% 4/15/16 (c)	800,000	813,000
Mylan Laboratories, Inc. 6.375% 8/15/15	695,000	679,363
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,860,000	1,822,800
7% 4/1/14 (c)	980,000	960,400
7% 1/15/16	1,635,000	1,598,213
Owens & Minor, Inc. 6.35% 4/15/16	990,000	977,625
ResCare, Inc. 7.75% 10/15/13	1,345,000	1,351,725
Senior Housing Properties Trust 8.625% 1/15/12	2,850,000	3,099,375
Service Corp. International (SCI):
6.75% 4/1/16	1,130,000	1,084,800
7% 6/15/17 (c)	1,150,000	1,127,000
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (c)	1,550,000	1,600,375
Tenet Healthcare Corp.:
6.875% 11/15/31	320,000	262,400
7.375% 2/1/13	400,000	376,000
9.875% 7/1/14	400,000	416,000
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,810,000	1,769,275
6.625% 10/15/14	830,000	817,550
		24,783,039
Homebuilding/Real Estate – 2.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13	1,155,000	1,149,225
8.125% 6/1/12	3,400,000	3,519,000

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Homebuilding/Real Estate – continued
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	$ 840,000	$ 812,700
8.875% 4/1/12	550,000	577,500
KB Home 7.75% 2/1/10	2,505,000	2,580,150
Standard Pacific Corp. 5.125% 4/1/09	1,095,000	1,037,513
Technical Olympic USA, Inc. 7.5% 1/15/15	640,000	558,400
WCI Communities, Inc.:
6.625% 3/15/15	420,000	363,300
7.875% 10/1/13	395,000	374,263
		10,972,051
Hotels 0.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	890,000	925,600
Host Marriott LP:
6.75% 6/1/16 (c)	1,010,000	999,900
7.125% 11/1/13	3,075,000	3,121,125
		5,046,625
Insurance – 0.7%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,025,000	1,066,000
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	945,000	862,313
UnumProvident Corp. 7.375% 6/15/32	660,000	647,198
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,400,000	1,407,000
		3,982,511
Leisure – 1.9%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	1,680,000	1,729,560
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	1,115,000	839,038
Town Sports International, Inc. 9.625% 4/15/11	2,740,000	2,870,150
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,660,000	2,929,325
Universal City Florida Holding Co. I/II 9.43%
5/1/10 (d)	2,015,000	2,075,450
		10,443,523
Metals/Mining – 2.0%
Arch Western Finance LLC 6.75% 7/1/13	2,020,000	1,994,750
Century Aluminum Co. 7.5% 8/15/14	720,000	748,800
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,135,000	1,078,250
0% 6/1/13 (b)	1,780,000	1,619,800
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,605,000	2,565,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Metals/Mining – continued
Massey Energy Co. 6.875% 12/15/13 (c)	$ 1,450,000	$ 1,395,625
Vedanta Resources PLC 6.625% 2/22/10 (c)	1,965,000	1,915,875
		11,319,025
Paper 1.5%
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	1,070,600
Georgia-Pacific Corp.:
8% 1/15/24	700,000	693,875
8.125% 5/15/11	1,350,000	1,397,250
8.875% 5/15/31	1,470,000	1,543,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	820,000	766,700
P.H. Glatfelter Co. 7.125% 5/1/16 (c)	700,000	705,250
Stone Container Corp. 9.75% 2/1/11	785,000	804,625
Stone Container Finance Co. 7.375% 7/15/14	1,250,000	1,143,750
		8,125,550
Publishing/Printing – 1.1%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	785,000	826,213
9.875% 8/15/13	510,000	561,000
Houghton Mifflin Co.:
7.2% 3/15/11	170,000	174,675
9.875% 2/1/13	1,300,000	1,404,000
The Reader’s Digest Association, Inc. 6.5% 3/1/11	3,530,000	3,424,100
		6,389,988
Railroad 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,111,000
Restaurants 1.1%
Carrols Corp. 9% 1/15/13	2,035,000	2,065,525
Friendly Ice Cream Corp. 8.375% 6/15/12	1,860,000	1,646,100
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,212,800
		5,924,425
Services – 2.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (c)(d)	210,000	215,775
7.625% 5/15/14 (c)	550,000	559,625
7.75% 5/15/16 (c)	520,000	529,100
Corrections Corp. of America:
6.25% 3/15/13	720,000	687,600
6.75% 1/31/14	665,000	650,038
7.5% 5/1/11	580,000	588,700
FTI Consulting, Inc. 7.625% 6/15/13	2,745,000	2,854,800

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Services – continued
Iron Mountain, Inc.:
8.25% 7/1/11	$ 735,000	$ 742,350
8.625% 4/1/13	1,110,000	1,155,788
Rural/Metro Corp.:
0% 3/15/16 (b)	1,305,000	968,963
9.875% 3/15/15	515,000	548,475
United Rentals North America, Inc. 7% 2/15/14	2,535,000	2,433,600
		11,934,814
Shipping – 1.7%
OMI Corp. 7.625% 12/1/13	3,310,000	3,359,650
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	95,000	93,813
8.25% 3/15/13	420,000	443,100
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,281,700
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,350,825
		9,529,088
Steels – 1.0%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,845,000	1,964,925
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,280,000	1,401,600
RathGibson, Inc. 11.25% 2/15/14 (c)	1,905,000	2,047,875
		5,414,400
Super Retail – 2.3%
AutoNation, Inc.:
7% 4/15/14 (c)	560,000	564,200
7.0138% 4/15/13 (c)(d)	410,000	416,150
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12 (c)	4,280,000	4,280,000
8.865% 10/1/11 (c)(d)	3,300,000	3,399,000
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,405,800
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,079,700
Sonic Automotive, Inc. 8.625% 8/15/13	1,605,000	1,649,138
		12,793,988
Technology – 8.9%
Activant Solutions, Inc.:
9.5% 5/1/16 (c)	500,000	506,875
10.99% 4/1/10 (c)(d)	5,240,000	5,344,800
Amkor Technology, Inc.:
7.75% 5/15/13	345,000	328,613
10.5% 5/1/09	505,000	513,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Technology – continued
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	$ 2,055,000	$ 2,224,538
10.32% 6/1/13 (c)(d)	1,550,000	1,631,375
11.875% 12/1/15 (c)	775,000	850,563
Celestica, Inc.:
7.625% 7/1/13	1,110,000	1,111,388
7.875% 7/1/11	2,110,000	2,157,475
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,725,000	3,780,875
7.125% 7/15/14	1,430,000	1,465,750
IKON Office Solutions, Inc. 7.75% 9/15/15	3,730,000	3,832,575
Lucent Technologies, Inc.:
6.45% 3/15/29	3,970,000	3,513,450
6.5% 1/15/28	1,265,000	1,110,038
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 8.16% 12/15/11 (d)	1,075,000	1,080,375
Northern Telecom Capital Corp. 7.875% 6/15/26	195,000	191,588
Sanmina SCI Corp.:
6.75% 3/1/13	1,805,000	1,723,775
8.125% 3/1/16	1,135,000	1,150,606
SERENA Software, Inc. 10.375% 3/15/16 (c)	400,000	424,000
STATS ChipPAC Ltd. 7.5% 7/19/10	2,365,000	2,397,637
SunGard Data Systems, Inc.:
9.125% 8/15/13 (c)	3,075,000	3,282,563
9.4306% 8/15/13 (c)(d)	1,425,000	1,510,500
10.25% 8/15/15 (c)	415,000	444,050
Xerox Capital Trust I 8% 2/1/27	2,650,000	2,736,125
Xerox Corp.:
6.4% 3/15/16	2,010,000	1,962,263
6.875% 8/15/11	1,325,000	1,348,188
7.125% 6/15/10	380,000	389,975
7.625% 6/15/13	1,115,000	1,167,963
9.75% 1/15/09	1,150,000	1,250,625
		49,432,386
Telecommunications – 5.6%
Centennial Communications Corp.:
10% 1/1/13	510,000	529,125
10.74% 1/1/13 (d)	365,000	381,900
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	210,000	215,775
Digicel Ltd. 9.25% 9/1/12 (c)	1,835,000	1,965,744

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount
Telecommunications – continued
Intelsat Ltd.:
6.5% 11/1/13	$ 4,090,000	$ 3,210,650
7.625% 4/15/12	2,880,000	2,462,400
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (d)	1,120,000	1,141,000
Level 3 Financing, Inc. 12.25% 3/15/13 (c)	1,690,000	1,808,300
Millicom International Cellular SA 10% 12/1/13	1,183,000	1,316,088
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,376,000	1,395,952
New Skies Satellites BV:
9.125% 11/1/12	1,625,000	1,750,938
9.5725% 11/1/11 (d)	1,830,000	1,866,600
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (c)	740,000	769,600
PanAmSat Corp. 9% 8/15/14	1,919,000	2,017,445
PanAmSat Holding Corp. 0% 11/1/14 (b)	530,000	382,925
Qwest Corp.:
8.16% 6/15/13 (d)	3,080,000	3,357,200
8.875% 3/15/12	380,000	416,100
Rogers Communications, Inc.:
7.25% 12/15/12	250,000	258,125
9.625% 5/1/11	2,135,000	2,412,550
Rural Cellular Corp. 8.25% 3/15/12 (c)	820,000	861,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,305,000	1,291,950
U.S. West Communications 7.5% 6/15/23	1,230,000	1,242,300
		31,053,667
Textiles & Apparel – 0.7%
Levi Strauss & Co.:
8.875% 4/1/16 (c)	2,110,000	2,110,000
9.74% 4/1/12 (d)	640,000	666,400
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	965,000	993,950
		3,770,350

TOTAL NONCONVERTIBLE BONDS
(Cost $485,095,703)		487,840,919

Commercial Mortgage Securities 0.2%

Banc of America Commercial Mortgage, Inc. Series
2003-2:
Class BWD, 6.947% 10/11/37 (c)	113,067	110,350
Class BWE, 7.226% 10/11/37 (c)	157,311	153,488
Class BWF, 7.55% 10/11/37 (c)	136,664	133,641
Class BWG, 8.155% 10/11/37 (c)	132,731	128,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Banc of America Commercial Mortgage, Inc. Series
2003-2: – continued
Class BWH, 9.073% 10/11/37 (c)	$ 98,319	$ 96,931
Class BWJ, 9.99% 10/11/37 (c)	113,067	111,321
Class BWK, 10.676% 10/11/37 (c)	98,319	97,388
Class BWL, 10.1596% 10/11/37 (c)	160,260	147,652
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $970,207)		979,518

Floating Rate Loans 9.4%

Aerospace – 0.3%
Transdigm, Inc. term loan 10.22% 11/10/11 (d)	1,680,000	1,692,600
Automotive 0.2%
Lear Corp. term loan 7.57% 4/25/12 (d)	1,000,000	1,001,250
Building Materials – 0.4%
Masonite International Corp. term loan 11.3619%
4/6/15 (d)	2,410,000	2,289,500
Cable TV 1.4%
Charter Communications Operating LLC Tranche B, term
loan 7.755% 4/28/13 (d)	2,404,000	2,413,015
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/29/13 (d)	2,570,000	2,576,425
NTL Cable PLC term loan 10.3313% 3/3/07 (d)	600,000	600,000
UPC Broadband Holding BV Tranche H2, term loan
7.33% 9/30/12 (d)	2,480,000	2,480,000
		8,069,440
Diversified Financial Services – 0.3%
LPL Holdings, Inc. Tranche B, term loan 8.1962%
6/28/13 (d)	1,790,238	1,812,615
Electric Utilities – 1.1%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.96% 6/24/12 (d)	1,253,984	1,268,091
term loan 7.9611% 6/24/12 (d)	898,607	908,716
Tranche 2, term loan 10.465% 6/24/13 (d)	2,565,000	2,629,125
NRG Energy, Inc. term loan 6.82% 2/1/13 (d)	1,050,366	1,059,556
		5,865,488
Energy – 0.7%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (d)	80,000	80,800
Tranche 2, term loan 11.75% 7/8/13 (d)	1,330,000	1,363,250

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount
Energy – continued
Coffeyville Resources LLC: – continued
Tranche B1, term loan 7.5034% 7/8/12 (d)	$ 119,102	$ 120,293
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (d)	216,774	218,942
term loan:
6.83% 10/31/07 (d)	1,130,000	1,130,000
7.2565% 10/31/12 (d)	898,710	907,697
		3,820,982
Environmental – 0.7%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7.85% 4/13/10 (d)	1,992,955	2,010,393
Tranche 2, term loan 10.6% 4/13/10 (d)	1,710,000	1,744,200
		3,754,593
Gaming – 0.4%
Venetian Macau Ltd. Tranche B, term loan:
4/7/12 (e)	780,000	780,000
7.83% 4/7/13 (d)	1,560,000	1,575,600
		2,355,600
Homebuilding/Real Estate – 1.1%
Capital Automotive (REIT) Tranche B, term loan 6.58%
12/16/10 (d)	2,199,891	2,213,641
LNR Property Corp.:
Tranche A, term loan 9.33% 2/3/08 (d)	907,200	907,200
Tranche B, term loan:
7.8308% 2/3/08 (d)	1,856,145	1,870,066
10.08% 2/3/08 (d)	907,385	914,190
		5,905,097
Paper 0.9%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (d)	1,545,000	1,575,900
Tranche B, term loan 6.8847% 12/23/12 (d)	3,401,475	3,418,482
		4,994,382
Technology – 0.9%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.3519% 3/9/11 (d)	1,752,300	1,754,490
Tranche B, term loan 6.6019% 3/9/13 (d)	666,900	670,235
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (d)	950,000	950,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount
Technology – continued
Infor Global Solutions AG: – continued
Tranche 2, term loan 12.05% 4/18/12 (d)	$ 540,000	$ 542,700
Open Solutions, Inc. Tranche 2, term loan 11.33%
12/14/11 (d)	1,010,000	1,032,725
		4,950,150
Telecommunications – 1.0%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d) .	2,125,000	2,146,250
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (d)	1,760,000	1,843,600
Tranche B, term loan 7.7819% 9/21/13 (d)	760,000	767,600
Tranche C, term loan 8.2819% 9/21/14 (d)	760,000	767,600
		5,525,050

TOTAL FLOATING RATE LOANS
(Cost $51,650,126)		52,036,747

Money Market Funds 1.7%
	Shares
Fidelity Cash Central Fund, 4.8% (a)
(Cost $9,633,360)	9,633,360	9,633,360

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $547,349,396)		550,490,544

NET OTHER ASSETS – 0.9%		5,071,962
NET ASSETS 100%		$ 555,562,506

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $107,945,860
or 19.4% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Position represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$780,000 and $780,000, respectively.
The coupon rate will be determined at
time of settlement.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 350,870

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.8%
Canada	3.5%
Bermuda	2.4%
United Kingdom	1.7%
Luxembourg	1.2%
Others (individually less than 1%) .	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $537,716,036)	$ 540,857,184
Affiliated Central Funds (cost $9,633,360)	9,633,360
Total Investments (cost $547,349,396)		$ 550,490,544
Cash		951,013
Receivable for investments sold		3,410,763
Receivable for fund shares sold		2,069,639
Interest receivable		9,656,040
Prepaid expenses		1,451
Receivable from investment adviser for expense
reductions		21,686
Other affiliated receivables		1,367
Total assets		566,602,503

Liabilities
Payable for investments purchased	$ 8,678,128
Payable for fund shares redeemed	1,245,197
Distributions payable	494,317
Accrued management fee	260,599
Distribution fees payable	114,628
Other affiliated payables	122,892
Other payables and accrued expenses	34,236
Total liabilities		10,949,997

Net Assets		$ 555,652,506
Net Assets consist of:
Paid in capital		$ 549,939,718
Undistributed net investment income		724,875
Accumulated undistributed net realized gain (loss) on
investments		1,846,765
Net unrealized appreciation (depreciation) on
investments		3,141,148
Net Assets		$ 555,652,506

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($119,524,686 ÷ 13,068,955 shares)	$ 9.15
Maximum offering price per share (100/95.25 of $9.15)	$ 9.61
Class T:
Net Asset Value and redemption price per share
($64,748,120 ÷ 7,088,379 shares)	$ 9.13
Maximum offering price per share (100/96.50 of $9.13)	$ 9.46
Class B:
Net Asset Value and offering price per share
($55,950,527 ÷ 6,128,204 shares)A	$ 9.13
Class C:
Net Asset Value and offering price per share
($52,456,703 ÷ 5,745,093 shares)A	$ 9.13
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($262,972,470 ÷ 28,729,799 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 20,102,981
Income from affiliated Central Funds		350,870
Total income		20,453,851

Expenses
Management fee	$ 1,502,476
Transfer agent fees	618,017
Distribution fees	712,204
Accounting fees and expenses	114,158
Independent trustees’ compensation	1,050
Custodian fees and expenses	11,154
Registration fees	52,812
Audit	30,363
Legal	2,175
Miscellaneous	11,246
Total expenses before reductions	3,055,655
Expense reductions	(145,365)	2,910,290

Net investment income		17,543,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,999,788
Change in net unrealized appreciation (depreciation) on
investment securities		4,692,546
Net gain (loss)		6,692,334
Net increase (decrease) in net assets resulting from
operations		$ 24,235,895

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,543,561	$ 31,462,609
Net realized gain (loss)	1,999,788	8,258,105
Change in net unrealized appreciation (depreciation) .	4,692,546	(23,524,145)
Net increase (decrease) in net assets resulting
from operations	24,235,895	16,196,569
Distributions to shareholders from net investment income .	(16,999,837)	(32,172,399)
Distributions to shareholders from net realized gain	(7,477,379)	(7,269,360)
Total distributions	(24,477,216)	(39,441,759)
Share transactions - net increase (decrease)	49,770,757	27,368,791
Redemption fees	41,927	91,857
Total increase (decrease) in net assets	49,571,363	4,215,458

Net Assets
Beginning of period	506,081,143	501,865,685
End of period (including undistributed net investment
income of $724,875 and undistributed net invest-
ment income of $1,696,257, respectively)	$ 555,652,506	$ 506,081,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.15	$ 9.59	$ 9.33	$ 7.89	$ 8.75	$ 9.35
Income from Investment
Operations
Net investment
incomeE	.310	.615	.675	.725	.709G	.760
Net realized and un
realized gain (loss)	.124	(.288)	.267	1.360	(.908)G	(.602)
Total from investment
operations	.434	.327	.942	2.085	(.199)	.158
Distributions from net
investment income	(.300)	(.629)	(.683)	(.645)	(.661)	(.758)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.435)	(.769)	(.683)	(.645)	(.661)	(.758)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.15	$ 9.15	$ 9.59	$ 9.33	$ 7.89	$ 8.75
Total ReturnB,C,D	4.87%	3.53%	10.50%	27.23%	(2.49)%	1.83%
Ratios to Average Net AssetsF
Expenses before
reductions	1.01%A	1.02%	1.01%	1.00%	1.02%	1.14%
Expenses net of fee
waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all
reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	.99%
Net investment
income	6.85%A	6.58%	7.21%	8.26%	8.42%G	8.50%
Supplemental Data
Net assets, end of
period (000 omitted)	$119,525	$115,345	$94,349	$61,084	$31,456	$28,046
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the invest ment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Class T

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.14	$ 9.58	$ 9.33	$ 7.89	$ 8.74	$ 9.35
Income from Investment
Operations
Net investment
incomeE	.305	.607	.668	.717	.695G	.753
Net realized and un
realized gain (loss)	.115	(.289)	.255	1.359	(.893)G	(.613)
Total from investment
operations	.420	.318	.923	2.076	(.198)	.140
Distributions from net
investment income	(.296)	(.620)	(.674)	(.636)	(.652)	(.750)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.431)	(.760)	(.674)	(.636)	(.652)	(.750)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.13	$ 9.14	$ 9.58	$ 9.33	$ 7.89	$ 8.74
Total ReturnB,C,D	4.71%	3.43%	10.29%	27.11%	(2.47)%	1.63%
Ratios to Average Net AssetsF
Expenses before
reductions	1.18%A	1.19%	1.19%	1.19%	1.24%	1.39%
Expenses net of fee
waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all
reductions	1.09%A	1.10%	1.10%	1.10%	1.10%	1.09%
Net investment
income	6.75%A	6.49%	7.11%	8.16%	8.32%G	8.40%
Supplemental Data
Net assets, end of
period (000 omitted)	$64,748	$69,091	$91,707	$81,735	$35,751	$16,814
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the invest ment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.34
Income from Investment
Operations
Net investment
incomeE	.276	.546	.606	.658	.641G	.692
Net realized and un
realized gain (loss)	.115	(.279)	.256	1.361	(.904)G	(.601)
Total from investment
operations	.391	.267	.862	2.019	(.263)	.091
Distributions from net
investment income	(.267)	(.559)	(.613)	(.579)	(.597)	(.691)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.402)	(.699)	(.613)	(.579)	(.597)	(.691)
Redemption fees added
to paid in capitalE	001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.13	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Total ReturnB,C,D	4.38%	2.87%	9.58%	26.32%	(3.23)%	1.08%
Ratios to Average Net AssetsF
Expenses before
reductions	1.81%A	1.81%	1.80%	1.80%	1.83%	1.94%
Expenses net of fee
waivers, if any	1.75%A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all
reductions	1.74%A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment
income	6.10%A	5.84%	6.46%	7.51%	7.67%G	7.74%
Supplemental Data
Net assets, end of
period (000 omitted)	$55,951	$64,804	$79,997	$70,661	$32,854	$19,694
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the invest ment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated
to reflect this change.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.35
Income from Investment
Operations
Net investment
incomeE	.271	.536	.597	.651	.635G	.684
Net realized and un
realized gain (loss)	.115	(.278)	.256	1.359	(.906)G	(.612)
Total from investment
operations	.386	.258	.853	2.010	(.271)	.072
Distributions from net
investment income	(.262)	(.550)	(.604)	(.570)	(.589)	(.682)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.397)	(.690)	(.604)	(.570)	(.589)	(.682)
Redemption fees added
to paid in capitalE	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.13	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Total ReturnB,C,D	4.33%	2.77%	9.47%	26.19%	(3.32)%	.86%
Ratios to Average Net AssetsF
Expenses before
reductions	1.87%A	1.87%	1.87%	1.88%	1.90%	2.03%
Expenses net of fee
waivers, if any	1.85%A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all
reductions	1.84%A	1.85%	1.85%	1.85%	1.85%	1.84%
Net investment
income	6.00%A	5.74%	6.36%	7.41%	7.57%G	7.65%
Supplemental Data
Net assets, end of
period (000 omitted)	$52,457	$56,036	$64,187	$59,655	$20,719	$14,218
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reim bursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the invest ment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated
to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.16	$ 9.60	$ 9.34	$ 7.90	$ 8.75	$ 9.35
Income from Investment
Operations
Net investment
incomeD	.316	.630	.690	.739	.709F	.772
Net realized and un
realized gain (loss)	.115	(.289)	.267	1.359	(.886)F	(.599)
Total from investment
operations	.431	.341	.957	2.098	(.177)	.173
Distributions from net
investment income	(.307)	(.643)	(.698)	(.658)	(.673)	(.773)
Distributions from net
realized gain	(.135)	(.140)	—	—	—	—
Total distributions	(.442)	(.783)	(.698)	(.658)	(.673)	(.773)
Redemption fees added
to paid in capitalD	.001	.002	.001	—	—	—
Net asset value, end of
period	$ 9.15	$ 9.16	$ 9.60	$ 9.34	$ 7.90	$ 8.75
Total ReturnB,C	4.83%	3.68%	10.66%	27.38%	(2.23)%	2.00%
Ratios to Average Net AssetsE
Expenses before
reductions	.92%A	.91%	.90%	.96%	.96%	1.04%
Expenses net of fee
waivers, if any	.85%A	.85%	.85%	.85%	.85%	.85%
Expenses net of all
reductions	.85%A	.85%	.85%	.85%	.85%	.84%
Net investment
income	7.00%A	6.73%	7.36%	8.41%	8.57%F	8.65%
Supplemental Data
Net assets, end of
period (000 omitted)	$262,972	$200,804	$171,625	$108,885	$48,379	$11,381
Portfolio turnover rate	59%A	115%	126%	129%	105%	139%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reduc tions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FEffective Novem ber 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

34

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,956,731
Unrealized depreciation	(6,837,951)
Net unrealized appreciation (depreciation)	$ 4,118,780
Cost for federal income tax purposes	$ 546,371,764

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Semiannual Report

36

2. Operating Policies continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $196,606,910 and $147,663,680, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 88,661	$ 1,336
Class T	0%	.25%	84,111	1,098
Class B	.65%	.25%	270,144	195,796
Class C	.75%	.25%	269,288	37,325
			$ 712,204	$ 235,555

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 15,566
Class T	5,854
Class B*	89,360
Class C*	5,459
$ 116,239

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 115,445	.20*
Class T	90,232	.27*
Class B	71,938	.24*
Class C	52,977	.20*
Institutional Class	287,425	.26*
	$ 618,017

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

38

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $508 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.00%	$ 5,710
Class T	1.10%	28,104
Class B	1.75%	18,171
Class C	1.85%	5,010
Institutional Class	.85%	75,038
		$ 132,033

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,826 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $11,506.

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 3,888,683	$ 7,048,649
Class T	2,184,443	5,708,722
Class B	1,757,397	4,364,924
Class C	1,549,061	3,597,117
Institutional Class	7,620,253	11,452,987
Total	$ 16,999,837	$ 32,172,399
From net realized gain
Class A	$ 1,727,040	$ 1,410,913
Class T	981,889	1,360,690
Class B	927,262	1,136,583
Class C	811,022	958,694
Institutional Class	3,030,166	2,402,480
Total	$ 7,477,379	$ 7,269,360

Semiannual Report

40

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	2,284,964	4,966,212	$ 20,870,178	$ 46,487,910
Reinvestment of
distributions	509,514	720,034	4,644,073	6,751,707
Shares redeemed	(2,328,989)	(2,923,855)	(21,272,296)	(27,342,681)
Net increase (decrease)	465,489	2,762,391	$ 4,241,955	$ 25,896,936
Class T
Shares sold	1,020,111	2,067,254	$ 9,275,394	$ 19,403,111
Reinvestment of
distributions	283,640	624,783	2,581,890	5,866,634
Shares redeemed	(1,773,217)	(4,708,927)	(16,177,090)	(43,555,089)
Net increase (decrease)	(469,466)	(2,016,890)	$ (4,319,806)	$ (18,285,344)
Class B
Shares sold	356,632	1,331,209	$ 3,250,158	$ 12,468,265
Reinvestment of
distributions	176,219	340,199	1,602,256	3,193,695
Shares redeemed	(1,497,111)	(2,934,943)	(13,643,497)	(27,417,149)
Net increase (decrease)	(964,260)	(1,263,535)	$ (8,791,083)	$ (11,755,189)
Class C
Shares sold	522,158	1,658,567	$ 4,759,257	$ 15,617,314
Reinvestment of
distributions	163,498	300,508	1,486,913	2,822,276
Shares redeemed	(1,073,030)	(2,530,665)	(9,778,451)	(23,608,784)
Net increase (decrease)	(387,374)	(571,590)	$ (3,532,281)	$ (5,169,194)
Institutional Class
Shares sold	9,236,313	11,245,915	$ 84,424,533	$ 104,913,829
Reinvestment of
distributions	1,070,653	1,307,790	9,767,749	12,272,408
Shares redeemed	(3,500,589)	(8,516,753)	(32,020,310)	(80,504,655)
Net increase (decrease)	6,806,377	4,036,952	$ 62,171,972	$ 36,681,582

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor High Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

42

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

43 Semiannual Report

Semiannual Report

44

45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(fomerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AHII-USAN-0606 1.784885.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor High Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor High Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 22, 2006